STOCK OPTIONS AND WARRANTS (Summary of Common Stock Award Activity) (Details) - Common Stock Awards [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Warrant activity, number of shares:
Outstanding at beginning of the period	838,792	650,002
Granted during the period	220,000	545,455
Vested during the period	(457,499)	(316,665)
Terminated during the period	(85,456)	(40,000)
Outstanding at the end of period	515,837	838,792
Unrecognized compensation cost	$ 532,597
2016	306,000
2017	134,000
2018	$ 93,000